Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stockholder's Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

On June 26, 2023, the Company filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation to effect a one-for-eight (1-for-8) reverse split (the “Reverse Split”) of the shares of the Company’s common stock. The Reverse Split became effective on July 7, 2023 (see Note 11 “Subsequent Event”). As a result of the Reverse Split, every eight shares of the Company’s issued and outstanding common stock automatically converted into one share of common stock, without any change in the par value per share, and began trading on a post-split basis under the Company’s existing trading symbol, “AUID”, when the market opened on July 10, 2023. The Reverse Split affected all holders of common stock uniformly and did not affect any common stockholder’s percentage ownership interest in the Company, except for de minimis changes as a result of the elimination of fractional shares. A total of 62,816,330 shares of common stock were issued and outstanding immediately prior to the Reverse Split, and 7,874,962 shares of common stock were issued and outstanding immediately after the Reverse Split. No fractional shares will be outstanding following the Reverse Split. Any holder who would have received a fractional share of common stock received an additional fraction of a share of common stock to round up their holding to the next whole share. In addition, effective as of the Reverse Split, proportionate adjustments were made to all then-outstanding options and warrants with respect to the number of shares of common stock subject to such options or warrants and the exercise prices thereof, as well as to the conversion price under the remaining Convertible Notes. The impact of this change in capital structure has been retroactively applied to all periods presented herein.

Common Stock

During the six months ended June 30, 2023, shares of common stock were issued as a result of the following transactions:

●	On May 26, 2023, pursuant to Securities Purchase Agreements, the Company issued 1,989,676 shares of common stock for cash gross proceeds of approximately $7.3 million (or approximately $6.4 million, net of offering costs).

●	On May 26, 2023, pursuant to a Securities Purchase Agreement, Mr. Garchik capitalized the outstanding principal balance of $900,000 under the Initial Promissory Note, into 245,634 shares of common stock, respectively.

●	On May 26, 2023, pursuant to an exchange agreement with Holders of Convertible Notes payable, the Company issued 2,348,347 shares of common stock in exchange for Convertible Notes in the gross principal amount of approximately $8.9 million (approximately $7.9 million, net of debt issuance costs and discount). In addition, the Company recorded approximately $7.5 million of expense on conversion of convertible notes.

●	The Company issued 111,516 shares of common stock for approximately $388,000 of interest accrued under the Convertible Notes and Credit Facility. See Note 6 “Convertible Notes Payable”.

During the six months ended June 30, 2022, shares of common stock were issued as a result of the following transactions:

●	On March 18 and March 21, 2022, the Company entered into Subscription Agreements with an accredited investor and certain members of authID’s management team (the “PIPE Investors”), and, pursuant to the Subscription Agreements, sold to the PIPE Investors a total of 132,940 shares of our common stock at prices of $24.24 per share for an outside investor and $29.60 per share for the management investors (the “PIPE”). The aggregate gross proceeds from the PIPE are approximately $3.3 million.

●	The Company issued a total of 3,562 shares of our common stock to the Note Investors as an additional origination fee. Additionally, on June 30, 2022, the Company issued 14,612 shares of common stock for approximately $251,000 of interest owed from the effective date of the Convertible Notes until June 30, 2022.

●	On March 21, 2022, the Company entered into a Facility Agreement with a current shareholder and noteholder of the Company, pursuant to which the shareholder agreed to provide to the Company a $10.0 million unsecured standby line of credit facility. Pursuant to the Credit Facility, the Company paid a facility commitment fee of 12,500 shares of our common stock with a fair market value of $24.24 per share upon the effective date of the Credit Facility

●	Certain warrant and stock option holders exercised their respective warrants and stock options by means of the cashless exercise feature and were issued approximately 23,311 common shares of the Company.

Warrants

●	On May 12, 2023, in connection with certain recruitment services, the Company issued 187,500 common stock warrants to Madison III, LLC with a term of 5 years and an exercise price of $3.164 per share.

●	On May 26, 2023, in connection with their placement agent services, the Company issued 156,712 common stock warrants to Madison Global Partners, LLC, with a term of 5 years and an exercise price of $3.664 per share.

The following is a summary of the Company’s warrant activity for the six months ended June 30, 2023 (unaudited):

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining
	Shares	Price	Life

Outstanding at December 31, 2022	153,683	$36.96	2.96 Years
Granted	344,212	$3.39	4.87 Years
Exercised/cancelled	-
	497,895	$13.75	4.13 Years

Stock Options

During the six months ended June 30, 2023 the Company granted directors a total of 78,125 options at exercise prices ranging from $2.64 to $5.48 per share. During the six months ended June 30, 2023, the Company granted the Chief Executive Officer 490,000 options at exercise prices ranging from $3.18 to $5.48 per share. The Company also granted the Chief Technology Officer 62,500 options at exercise prices ranging from $2.64 to $5.48 per share.

The Company determined the grant date fair value of options granted for the six months ended June 30, 2023, using the Black Scholes Method with the following assumptions:

Expected volatility	120.32%-124.08%
Expected term	5 years
Risk free rate	3.52% - 3.97%
Dividend rate	0.00%

Activity related to stock options for the six months ended June 30, 2023 (unaudited), is summarized as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (Yrs.)	Value

Outstanding at December 31, 2022	1,291,595	$46.48	6.5	$-
Granted	630,625	$4.19	10.0	$1,847,765
Exercised	-	$-	-	$-
Forfeited/cancelled	(361,150)	$52.86	-	$-
Outstanding as of June 30, 2023	1,561,070	$28.19	6.7	$1,881,165
Exercisable as of June 30, 2023	810,268	$40.28	4.4	$40,899

The following table summarizes stock option information as of June 30, 2023 (unaudited):

		Weighted
		Average
		Contractual
Exercise Price	Outstanding	Term (Yrs.)	Exercisable

Less than or equal $32.00	1,155,716	7.4	515,052
$32.01 - $56.00	17,917	3.0	17,917
$56.01 - $80.00	222,792	6.3	131,820
$80.01 - $128.00	164,645	3.4	145,479
	1,561,070	6.7	810,268

During the six months ended June 30, 2023, the Company recognized approximately $1.9 million of stock option based compensation expense. As of June 30, 2023, there was approximately $4 million of unrecognized compensation costs related to stock options outstanding that will be expensed through 2026.

NOTE 9 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 250,000,000 shares of common stock. The Company had 3,179,789 and 2,926,655 shares of common stock issued and outstanding as of December 31, 2022 and 2021, respectively. In addition, the Company is authorized to issue 20,000,000 shares of preferred stock but no shares of preferred stock have been issued.

Common Stock

2022 Common Stock Transactions

●	On March 18 and March 21, 2022, the Company entered into Subscription Agreements (the “Subscription Agreements”) with an accredited investor and certain members of authID’s management team (the “PIPE Investors”), and, pursuant to the Subscription Agreements, sold to the PIPE Investors a total of 132,940 shares of our common stock at prices of $24.24 per share for an outside investor and $29.60 per share for the management investors (the “PIPE”). The aggregate gross proceeds from the PIPE are approximately $3.3 million.

●	The Company issued a total of 3,562 shares of our common stock to the Note Investors as an additional origination fee.

●	On March 21, 2022, the Company entered into a Facility Agreement with a current shareholder and noteholder of the Company, pursuant to which the shareholder agreed to provide the Company a $10.0 million unsecured standby letter of credit facility. Pursuant to the Credit Facility, the Company paid a facility commitment fee of 12,500 shares of our common stock with a fair market value of $24.24 per share upon the effective date of the Credit Facility.

●	During the year ended December 31, 2022, a holder of a Convertible Note converted the full principal amount of $50,000 and accrued interest of $406 into 1,690 and 17 shares of our common stock, respectively.

●	During the year ended December 3, 2022, the Company issued 59,981 shares of common stock for approximately $696,000 of interest related to the Convertible Notes. See Note 8 for details.

●	Certain warrant, stock option and convertible note holders exercised their respective warrants and stock options and conversion right and were issued approximately 44,152 shares of our common stock.

2021 Common Stock Transactions

●	On August 26, 2021, the Company completed the Offering, pursuant to a Registration Statement on Form S-1, of 205,357 shares of its common stock at a public offering price of $56.00 per share, including 26,786 shares sold upon full exercise of the underwriter’s option to purchase additional shares, for gross proceeds of approximately $11.5 million, before deducting underwriting discounts and offering expenses.

●	During 2021, convertible notes totaling approximately $6.2 million and a portion of their accrued interest at the option of the noteholders were converted into approximately 146,375 shares of common stock of the Company.

●	During 2021, the Company issued approximately 94,500 shares of common stock pursuant to cashless exercises of common stock purchase warrants and options, and approximately 10,125 shares of common stock pursuant to exercises of common stock purchase warrants and options for cash.

Warrants

●	On March 21, 2022, the Company issued 17,837 common stock warrants in connection with Subscription Agreements and Convertible Notes referenced above with a term of five years and exercise price of $29.60 per share.

●	During 2021, under the terms of the Underwriting Agreement in connection with the Offering, the Company issued underwriters warrants (the “Representative’s Warrants”) to purchase an aggregate of 8,036 shares of common stock (4.5% of the total shares issued in the Offering). The Representative’s Warrants are exercisable at a per share price of $70.00 (equal to 125% of the Offering price of the Company’s common stock). The Representative’s Warrants are exercisable for a term of four and one half years beginning on February 23, 2022.

See Common Stock Transaction above for a further description of the warrant issuances.

The following is a summary of the Company’s warrant activity for the years ended December 31, 2022 and 2021:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining
	Shares	Price	Life
Outstanding, January 1, 2021	227,909	$33.60	3.4 Years
Granted	8,036	$70.00	5.0 Years
Exercised/Cancelled	(60,493)	$25.76	-
Outstanding, December 31, 2021	175,452	$36.88	3.0 Years
Granted	17,837	$29.60	5.0 Years
Exercised/Cancelled	(39,635)	$33.20	0.1 Years
Outstanding, December 31, 2022	153,654	$36.96	2.96 Years

Stock Options

The Company has adopted the authID 2017 Incentive Stock Plan, and the 2021 Equity Incentive Plan. The Company has no other stock options plans in effect as of December 31, 2022.

On September 28, 2017, the shareholders of the Company approved the 2017 Incentive Stock Plan (“2017 Incentive Plan”) and on December 29, 2021, the shareholders of the Company approved the 2021 Equity Incentive Plan. (“2021 Plan”). The following is a summary of principal features of the 2017 Incentive Plan, and the 2021 Plan. The summary, however, does not purport to be a complete description of all the provisions of each plan.

The terms of Awards granted under the plans shall be contained in an agreement between the participant and the Company and such terms shall be determined by the Compensation Committee consistent with the provisions of the applicable plan. The terms of Awards may or not require a performance condition in order to vest the equity comprised in the relevant Award. The terms of each Option granted shall be contained in a stock option agreement between the optionee and the Company and such terms shall be determined by the Compensation Committee consistent with the provisions of the applicable plan.

The Company has also granted equity awards that have not been approved by security holders.

2022 Stock Option Issuances

●	In April 2022, the Company appointed Joe Trelin as an additional independent director. The Company granted Mr. Trelin options to acquire 12,613 shares of common stock or a total of $270,000 at an exercise price of $25.04 per share for a term of ten years that vest one third per year after each Annual Meeting.

●	In September 2022 the Company granted additional options to acquire 4,375 shares of common stock valued at $90,000 to each to six of the non-employee Directors, by way of annual compensation under the Company’s compensation policy for non-employee directors, which vest monthly over a one-year-period.

●	Additionally, the Company granted 209,308 options to acquire common stock to employees. The options for the majority will vest annually over a one year period, 21,875options vest monthly over a four-year period, and 21,875 performance-based and market-based options vest upon the achievement of certain market capitalization thresholds or performance conditions.

2021 Stock Option Issuances

●	The Company granted Mr. Thimot and Mr. Smith stock options to acquire 150,000 and 75,000 shares of common stock respectively upon their employment of which half of the options vest monthly over four years and the balance vest upon the achievement of certain market capitalization thresholds or performance conditions.

●	The Company granted each of Mr. Kumnick and Mr. Broenniman stock options to acquire 72,917shares of common stock that vest upon the achievement of certain market capitalization thresholds or performance conditions. In November 2021 Mr. Kumnick and Mr. Broenniman agreed to cancel 37,500 and 25,000, respectively, of these stock options in consideration of removing certain service conditions.

●	The Company granted each of the four new Directors appointed June 2021 (“June Directors”) stock options to acquire 7,813 shares of common stock or a total of 31,250 that vest one third a year after each Annual Meeting. Additionally, the Company added another Director in November 2021 and granted stock options to acquire 3,647 shares of common stock that vest one third a year after each Annual Meeting beginning in 2022. One of the June Directors did not stand for reelection to the Board of Directors in December 2021 and forfeited 5,209 stock options. In December 2021, the Company granted additional options to acquire 1,280 shares of common stock to each of the non-employee Directors, by way of annual compensation under the Company’s compensation policy for non-employee directors and which vests monthly over a one-year-period.

●	The Company granted the previously serving Directors stock options to acquire 11,684 common shares that are vested as the services were rendered. The stock options were granted in lieu of other forms of Board of Director Compensation and was used to eliminate previously accrued Board of Director compensation. The Company also granted to each of Mr. Selzer and Mr. Stern 2,799 stock options to acquire common shares for service in 2021 prior to their resignation as Directors. Upon their resignation as directors in June 2021, 875 stock options to each of them were vested and the balance was cancelled.

●	Additionally, the Company granted options to acquire common stock to employees. The options for the majority vest annually over a three-year period, 12,500 vest equally over a four-year period, and the balance of 12,500 vest upon the achievement of certain market capitalization thresholds or performance conditions.

The Company determined the grant date fair value of the options granted during the years ended December 31, 2022 and 2021 using the Black Scholes and Monte-Carlo Method as appropriate and the following assumptions:

	2022	2021
Expected volatility	123-127%	70%
Expected term	5 Years	1.0-5.0 Years
Risk free rate	2.14-3.75%	0.16-1.27&
Dividend rate	0.00%	0.00%

Activity related to stock options for the years ended December 31, 2022, and 2021 is summarized as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (Yrs.)	Value
Outstanding, January 1, 2021	705,726	$36.00	7.5	$8,283,639
Granted	572,952	$60.48	10.0	$-
Exercised	(74,958)	$10.32	5.0	$3,485,482
Forfeited/cancelled	(89,845)	$52.16	8.8	$-
Outstanding, December 31, 2021	1,113,875	$51.84	6.7	$67,488,214
Granted	248,168	$12.88	10.0	$-
Exercised	(49,712)	$18.56	8.8	$-
Forfeited/cancelled	(20,765)	$52.96	7.9	$-
Outstanding, December 31, 2022	1,291,566	$46.48	6.5	$-
Exercisable, December 31, 2022	697,158	$46.88	4.5	$-

The following table summarizes stock option information as of December 31, 2022:

		Contractual
Exercise Price	Outstanding	Life (Yrs.)	Exercisable
$0.24 - $32.00	637,936	5.9	399,223
$32.01 - $56.00	18,958	3.6	18,958
$56.01 - $80.00	427,017	8.3	113,996
$80.01 - $127.76	207,655	4.9	164,981
	1,291,566	6.5	697,158

As of December 31, 2022, there was approximately $10 million of unrecognized compensation costs related to employee stock options outstanding which will be recognized in 2023 through 2026. The company will recognize forfeitures as they occur. Stock compensation expense for the years ended December 31, 2022, and 2021 was approximately $8.9 million, and $5.5 million, respectively.

Additionally, the Company recorded approximately $1,228,000 in 2021 for restricted stock expense in which the Company met certain performance thresholds. The criteria for certain performance-based and market-based stock options awarded in 2022 have not been achieved as of December 31, 2022.